Fixed Assets	12 Months Ended
Dec. 31, 2020
FIXED ASSETS [Abstract]
Fixed Assets
12.	FIXED ASSETS
The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2019	2020
Office buildings	$366,686	$392,045
Computer equipment and hardware	133,451	132,021
Leasehold and building improvements	34,251	36,649
Office furniture	6,609	6,841
Vehicles	3,239	3,729

Fixed assets, gross	544,236	571,285
Accumulated depreciation	(206,554)	(233,611)

Fixed assets, net	$337,682	$337,674

For the years ended December 31, 2020, 2019 and 2018, depreciation expenses for fixed assets were $25.5 million, $28.2 million and $32.1 million, respectively.